Advance to Suppliers (Details) ¥ in Thousands	Mar. 23, 2023 USD ($)	Mar. 23, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Advanced to Suppliers [Line Items]
Advance to suppliers			$ 38,602,304	$ 46,968,549
Allowance for doubtful accounts			$ 3,982,991	$ 4,186,385
Payments to suppliers	$ 1,117,664	¥ 7,710